Mobile Financial Services activities - Unrecognized contractual commitments - Commitments given - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Operating leases commitments	€ 489
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Financing commitments	87	€ 421	€ 444
Guarantee commitments	8	8	12
On behalf of banks	4	4	8
On behalf of customers	3	4	4
Operating leases commitments		23	37
Total	€ 94	€ 452	€ 493